Consolidated Statement of Financial Statement - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,931,174	$ 5,559,276
Accounts receivable, net	5,689,538	9,120,543
Prepayments	1,326,916	889,172
Other receivables, net	3,871,729	4,045,411
Total current assets	12,819,357	19,614,402
Non-current assets
Long-term investment	294,429
Intangible assets	477	1,510
Operating lease right-of-use assets	291,081
Total non-current assets	585,987	1,510
Total assets	13,405,344	19,615,912
Current liabilities
Account and other payables	10,118,046	17,414,049
Taxes payable	22,929	21,269
Current operating lease liabilities	162,610
Total current liabilities	10,303,585	17,435,318
Non-current liabilities
Warrant and preferred share liability	100
Total non-current liabilities	100
Total liabilities	10,303,685	17,435,318
Equity
Share capital	35,068,194	2,569,566
Accumulated other comprehensive loss	(2,884)	(16,652)
Accumulated deficits	(31,963,651)	(372,320)
Total Equity	3,101,659	2,180,594
Total liabilities and equity	$ 13,405,344	$ 19,615,912